Core Deposits and Other Intangibles (Narrative) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense of intangible assets	$ 2,300	$ 4,700	$ 4,600	$ 9,400	$ 16,220	$ 19,290	$ 19,650